5. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Payable [Abstract]
NOTES PAYABLE

On October 7, 2015, the Company entered into a note for $6,000,000, bearing interest at 13%, with a maturity date of October 7, 2016 with Revere Bank. In connection with the loan, the Company incurred origination and closing fees of $524,223, which were recorded as debt discount and are amortized over the life of the loan. The loan is secured by a deed of trust on the property and a Limited Guarantee Agreement with an owner of the Company. As of December 31, 2015, there was $1,807,416 of principal outstanding and $393,167 of unamortized debt discount remaining. On October 1, 2016, the loan was extended to April 1, 2017 for fees of $109,285. These fees were recorded as a debt discount under debt modification accounting are amortized over the extension period. As of December 31, 2016, there was $6,000,000 of principal outstanding and $54,643 of unamortized debt discount remaining. On April 1, 2017, the loan was again extended until October 1, 2017 for a fee of $110,000. These fees were recorded as a debt discount under debt modification accounting are amortized over the extension period. As of September 30, 2017, the loan was fully repaid and there is no outstanding principal or unamortized debt discount.

On November 23, 2015, SeD Maryland Development LLC entered into a Revolving Credit Note with The Bank of Hampton Roads in the original principal amount of $8,000,000. During the term of the loan, cumulative loan advances may not exceed $26,000,000. The line of credit bears interest at LIBOR plus 3.8% with a floor rate of 4.5%. The interest rate at September 30, 2017 was 5.0625%. Beginning December 1, 2015, interest-only payments are due on the outstanding principal balance. The entire unpaid principal and interest sum is due and payable on November 22, 2018, with the option of one twelve-month extension period. The loan secured by a deed of trust on the property, $2,600,000 of collateral cash, a Limited Guaranty Agreement with the Company and a letter of credit of $800,000. The letter of credit is due on November 22, 2018 and bears interest at 15%. In September 2017, Maryland Development LLC and the Bank of Hampton Roads modified the Revolving Credit Note, which increased the original principal amount from $8,000,000 to $11,000,000 and extended the maturity date of the loan and letter of credit to December 31, 2019.

As of September 30, 2017 and December 31, 2016, the principal balance is $9,952,176 and $7,219,947, respectively. As part of the transaction, the Company incurred loan origination fees and closing fees, totaling $480,947, which were recorded as debt discount and are amortized over the life of the loan. The unamortized debt discount was $180,355 and $300,592 at September 30, 2017 and December 31, 2016, respectively.

On October 7, 2015, the Company entered into a note for $6,000,000, bearing interest at 13%, with a maturity date of October 7, 2016 with Revere Bank. In connection with the loan, the Company incurred origination and closing fees of $524,223, which were recorded as debt discount and are amortized over the life of the loan. The loan is secured by a deed of trust on the property and a Limited Guarantee Agreement with an owner of the Company. As of December 31, 2015, there was $1,807,416 of principal outstanding and $393,167 of unamortized debt discount remaining. On October 1, 2016, the loan was extended to April 1, 2017 for fees of $109,285. These fees were recorded as a debt discount under debt modification accounting are amortized over the extension period. As of December 31, 2016, there was $6,000,000 of principal outstanding and $54,643 of unamortized debt discount remaining. On April 1, 2017, the loan was again extended until October 1, 2017 for a fee of $110,000. The Company has the option to extend an additional six months until April 1, 2018.

On November 23, 2015, Maryland Development LLC entered into a Revolving Credit Note with The Bank of Hampton Roads in the original principal amount of $8,000,000. During the term of the loan, cumulative loan advances may not exceed $26,000,000. The line of credit bears interest at LIBOR plus 3.8% with a floor rate of 4.5%. The interest rate at December 31, 2016 was 4.5%. Beginning December 1, 2015, interest-only payments are due on the outstanding principal balance. The entire unpaid principal and interest sum is due and payable on November 22, 2018, with the option of one twelve-month extension period. The loan secured by a deed of trust on the property, $2,600,000 of collateral cash, a Limited Guaranty Agreement with the Company and a letter of credit of $800,000. The letter of credit is due on November 22, 2018 and bears interest at 15%. As of December 31, 2016 and 2015, the principal balance is $7,219,947 and $1,470,589, respectively. As part of the transaction, the Company incurred loan origination fees and closing fees, totaling $480,947, which were recorded as debt discount and are amortized over the life of the loan. The unamortized debt discount was $300,592 and $460,908 at December 31, 2016 and 2015, respectively.